UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21242
Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
September 30, 2007

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 97.1% (62.6% of Total Investments)

	Capital Markets – 12.2%

21,206	Bear Stearns Capital Trust III	7.800%		A2	$533,967
7,325	BNY Capital Trust V, Series F	5.950%		Aa3	167,230
60,300	Compass Capital Trust III	7.350%		A2	1,491,822
38,400	CSFB USA, Series 2002-10 (SATURNS)	7.000%		Aa1	946,176
560,800	Deutsche Bank Capital Funding Trust II	6.550%		Aa3	13,375,079
5,500	Goldman Sachs Group Inc. (SATURNS)	5.750%		AA-	117,095
11,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A1	251,488
11,500	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A1	251,620
357,800	Lehman Brothers Holdings Capital Trust III, Series K	6.375%		A2	8,046,922
70,800	Merrill Lynch Preferred Capital Trust III	7.000%		A1	1,748,760
21,200	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	528,516
88,000	Merrill Lynch Preferred Capital Trust V	7.280%		A1	2,191,200
176,623	Morgan Stanley Capital Trust III	6.250%		A1	4,048,199
1,400	Morgan Stanley Capital Trust IV	6.250%		A1	31,808
20,700	Morgan Stanley Capital Trust V	5.750%		A1	441,945
75,700	Morgan Stanley Capital Trust VI	6.600%		A1	1,778,950
29,718	Morgan Stanley Capital Trust VII	6.600%		A2	681,137

	Total Capital Markets				36,631,914

	Commercial Banks – 13.5%

38,300	ASBC Capital I	7.625%		A3	953,670
2,000	BAC Capital Trust IV	5.875%		Aa2	45,000
10,200	BAC Capital Trust VIII	6.000%		Aa2	230,112
3,800	BAC Capital Trust X	6.250%		Aa2	88,388
9,422	Banco Santander	6.410%		Aa3	209,074
17,612	Banco Santander, 144A	6.500%		A	407,829
199,484	Banco Santander Series 144A	6.800%		Aa3	4,631,779
4,800	BancorpSouth Capital Trust I	8.150%		Baa1	120,672
246,100	Banesto Holdings, Series A, 144A	10.500%		A1	7,421,465
33,200	Bank One Capital Trust VI	7.200%		Aa3	832,656
29,400	Capital One Capital II Corporation	7.500%		Baa1	724,416
40,500	Citizens Funding Trust I	7.500%		Baa2	951,345
44,500	Cobank ABC, 144A, (3)	7.000%		A	2,186,419
35,816	Fleet Capital Trust VIII	7.200%		Aa2	898,265
141,900	HSBC Finance Corporation	6.875%		AA-	3,519,120
167,655	KeyCorp Capital Trust IX	6.750%		A3	3,944,922
245,800	National City Capital Trust II	6.625%		A3	5,198,670
10,000	National City Capital Trust IV	8.000%		A2	251,050
13,600	PNC Capital Trust	6.125%		A2	308,448
104,465	Royal Bank of Scotland Group PLC, Series N	6.350%		Aa3	2,345,239
16,100	USB Capital Trust XI	6.600%		Aa3	378,028
17,730	VNB Capital Trust I	7.750%		A3	444,846
4,000	Wells Fargo Capital Trust IX	5.625%		Aa2	87,640
51,000	Wells Fargo Capital Trust V	7.000%		Aa2	1,270,410
49,444	Wells Fargo Capital Trust VII	5.850%		Aa2	1,122,379
80,800	Zions Capital Trust B	8.000%		BBB-	2,033,736

	Total Commercial Banks				40,605,578

	Computers & Peripherals – 0.0%

2,804	IBM Inc., Trust Certificates, Series 2001-2	7.100%		A+	70,002

	Diversified Financial Services – 10.3%

59,100	Allied Capital Corporation	6.875%		BBB+	1,337,433
377,415	BAC Capital Trust XII	6.875%		Aa3	9,510,857
10,100	Citigroup Capital XIV	6.875%		Aa2	251,490
55,729	Citigroup Capital XV	6.500%		Aa3	1,310,746
108,000	General Electric Capital Corporation	6.050%		AAA	2,617,920
504,300	ING Group N.V.	7.200%		A1	12,279,704
142,900	ING Group N.V.	7.050%		A	3,455,322
3,400	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%		Aa3	82,042

	Total Diversified Financial Services				30,845,514

	Diversified Telecommunication Services – 1.7%

179,200	AT&T Inc.	6.375%		A	4,268,544
3,300	BellSouth Capital Funding (CORTS)	7.120%		A	70,950
4,600	BellSouth Corporation (CORTS)	7.000%		A	108,388
26,600	Verizon Communications (CORTS)	7.625%		A	671,650

	Total Diversified Telecommunication Services				5,119,532

	Electric Utilities – 3.4%

55,200	Entergy Louisiana LLC	7.600%		A-	1,381,104
203,447	Entergy Mississippi Inc.	7.250%		A-	5,112,623
47,900	FPL Group Capital Inc.	7.450%		A3	1,226,240
23,800	FPL Group Capital Inc.	6.600%		A3	574,532
3,500	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	79,275
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	758,754
34,400	PPL Energy Supply LLC	7.000%		BBB	847,960
8,900	Virginia Power Capital Trust	7.375%		Baa2	223,301

	Total Electric Utilities				10,203,789

	Food Products – 0.4%

11,000	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	1,150,532

	Insurance – 22.7%

194,400	Ace Ltd., Series C	7.800%		BBB	4,968,864
15,686	Aegon N.V.	6.875%		A-	374,425
409,638	Aegon N.V., (3)	6.375%		A-	9,114,445
9,400	AMBAC Financial Group Inc.	5.950%		AA	209,150
195,649	Arch Capital Group Limited	8.000%		BBB-	4,998,832
7,000	Berkley WR Corporation, Capital Trust II	6.750%		BBB-	163,730
139,400	Delphi Financial Group, Inc.	8.000%		BBB+	3,558,882
92,100	Delphi Financial Group, Inc.	7.376%		BBB-	2,145,930
45,867	EverestRe Capital Trust II	6.200%		Baa1	996,690
294,716	EverestRe Group Limited	7.850%		Baa1	7,412,107
146,200	Financial Security Assurance Holdings	6.250%		AA	3,324,588
174,900	PartnerRe Limited, Series C	6.750%		BBB+	4,040,190
3,000	PartnerRe Limited, Series D	6.500%		BBB+	66,390
57,100	PLC Capital Trust III	7.500%		BBB+	1,417,222
46,400	PLC Capital Trust IV	7.250%		BBB+	1,144,688
4,900	PLC Capital Trust V	6.125%		BBB+	107,310
6,000,000	Progressive Corporation	6.700%		A2	5,831,304
332,400	Protective Life Corporation	7.250%		BBB	8,210,280
53,244	Prudential PLC	6.750%		A	1,277,856
3,000	RenaissanceRe Holdings Ltd	6.600%		BBB	63,510
60,401	RenaissanceRe Holdings Limited, Series B	7.300%		BBB	1,436,940
294,200	XL Capital Ltd, Series B	7.625%		Baa1	7,304,986

	Total Insurance				68,168,319

	Media – 5.4%

75,000	CBS Corporation	6.750%		BBB	1,722,000
261,300	Comcast Corporation	7.000%		BBB+	6,584,760
25,400	Comcast Corporation	7.000%		BBB+	633,730
40,900	Comcast Corporation	6.625%		BBB+	959,514
259,800	Viacom Inc.	6.850%		BBB	6,193,632

	Total Media				16,093,636

	Oil, Gas & Consumable Fuels – 1.6%

195,200	Nexen Inc.	7.350%		Baa3	4,880,000

	Pharmaceuticals – 0.2%

8,600	Bristol-Myers Squibb Company (CORTS)	6.250%		A+	204,508
4,300	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	105,393

	Total Pharmaceuticals				309,901

	Real Estate/Mortgage – 21.1%

10,700	AvalonBay Communities, Inc., Series H	8.700%		BBB	278,735
29,400	BRE Properties, Series C	6.750%		BBB-	660,618
8,029	BRE Properties, Series D	6.750%		BBB-	178,164
171,200	Developers Diversified Realty Corporation, Series G	8.000%		BBB-	4,334,784
32,000	Developers Diversified Realty Corporation, Series H	7.375%		BBB-	769,600
112,900	Duke Realty Corporation, Series L	6.600%		BBB	2,569,604
136,700	Duke Realty Corporation, Series N	7.250%		BBB	3,342,315
149,000	Duke-Weeks Realty Corporation	6.950%		BBB	3,479,150
144,300	First Industrial Realty Trust, Inc., Series J	7.250%		BBB-	3,444,441
249,307	HRPT Properties Trust, Series B	8.750%		BBB-	6,312,453
129,611	HRPT Properties Trust, Series C	7.125%		BBB-	3,191,023
17,500	Prologis Trust, Series G	6.750%		BBB	404,950
155,600	PS Business Parks, Inc.	7.000%		BBB-	3,501,000
115,800	PS Business Parks, Inc., Series L	7.600%		BBB-	2,779,200
3,000	Public Storage, Inc.	7.125%		BBB+	73,350
115,500	Public Storage, Inc.	6.750%		BBB+	2,621,850
16,500	Public Storage, Inc., Series F	6.450%		BBB+	361,185
194,262	Public Storage, Inc., Series K	7.250%		BBB+	4,739,993
32,500	Public Storage, Inc., Series M	6.625%		BBB+	719,875
17,000	Public Storage, Inc., Series V	7.500%		BBB+	426,190
77,300	Public Storage, Inc., Series Y	6.850%		BBB+	1,937,331
5,900	Realty Income Corporation	7.375%		BBB-	147,146
53,800	Realty Income Corporation, Series E	6.750%		BBB-	1,264,300
30,972	Regency Centers Corporation	7.450%		BBB-	757,265
76,000	Regency Centers Corporation	7.250%		BBB-	1,852,120
9,000	Regency Centers Corporation	6.700%		BBB-	200,250
68,400	Simon Property Group, Inc., Series G	7.890%		BBB	3,410,424
61,800	Vornado Realty Trust, Series G	6.625%		BBB-	1,383,084
7,500	Vornado Realty Trust, Series I	6.625%		BBB-	166,500
262,800	Wachovia Preferred Funding Corporation	7.250%		A2	6,843,312
39,900	Weingarten Realty Trust, Series E	6.950%		BBB+	976,553

	Total Real Estate/Mortgage				63,126,765

	Thrifts & Mortgage Finance – 3.3%

223,569	Countrywide Capital Trust IV	6.750%		BBB	4,303,703
289,365	Countrywide Capital Trust V	7.000%		BBB	5,570,276
3,300	Harris Preferred Capital Corporation, Series A	7.375%		A1	82,203

	Total Thrifts & Mortgage Finance				9,956,182

	Wireless Telecommunication Services – 1.3%

157,500	United States Cellular Corporation	8.750%		Baa3	3,980,025

	Total $25 Par (or similar) Preferred Securities (cost $305,925,693)				291,141,689

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.6% (0.4% of Total Investments)

	Commercial Banks – 0.6%

$2,000	Credit Agricole SA	6.637%	5/29/49	Aa3	$1,882,318

$2,000	Total Corporate Bonds (cost $1,943,968)				1,882,318

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 48.7% (31.4% of Total Investments)

	Capital Markets – 8.4%

1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	Aa3	$1,039,850
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	246,909
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	3,694,451
4,300	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	4,676,723
2,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	2,083,430
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	9,525,727
3,000	Mizuho JGB Investment	9.870%	6/30/48	A1	3,079,500
700	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	883,995

	Total Capital Markets				25,230,585

	Commercial Banks – 23.1%

1,500	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,487,034
1,900	Abbey National Capital Trust I	8.963%	6/30/50	A+	2,325,275
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	1,873,318
500	BanPonce Trust I, Series A	8.327%	2/01/27	A3	520,815
6,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,709,231
500	Barclays Bank PLC	7.434%	12/15/57	Aa3	532,296
1,900	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	Aa3	1,703,227
5,000	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	4,471,255
3,000	CBG Florida REIT Corporation	7.114%	11/15/49	Baa3	2,899,698
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	966,458
4,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	4,657,748
1,000	First Empire Capital Trust I	8.234%	2/01/27	A3	1,042,983
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	518,230
1,600	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	1,528,141
4,600	HBOS PLC, Series 144A	6.413%	4/01/49	A1	4,084,441
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	A	1,493,049
1,000	HT1 Funding, GmbH	6.352%	6/30/57	A-	1,393,757
2,500	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	2,741,123
2,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	1,995,072
2,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	2,083,772
2,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	1,863,204
1,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	855,410
1,500	Royal Bank of Scotland Group PLC, Series U WI/DD	7.640%	3/31/49	Aa3	1,567,500
3,300	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	2,939,063
1,500	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	1,428,249
2,660	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	2,873,436
–(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	7,662,813
5,600	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	4,983,160

	Total Commercial Banks				69,199,758

	Diversified Financial Services – 4.0%

1,300	Fulton Capital Trust I	6.290%	2/01/36	A3	1,225,857
6,000	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	5,916,258
2,757	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	3,004,585
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,831,320

	Total Diversified Financial Services				11,978,020

	Diversified Telecommunication Services – 2.0%

5	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	5,855,038

	Insurance – 8.8%

3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	4,491,403
2,000	American International Group, Inc.	6.250%	3/15/37	Aa3	1,889,022
3,500	AXA SA, 144A	6.463%	12/14/49	BBB+	3,239,285
2,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	2,676,752
1,000	Liberty Mutual Group	7.800%	3/15/37	Baa3	975,957
600	MetLife Inc.	6.400%	12/15/66	BBB+	572,336
400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	443,840
600	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	580,358
2,400	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	2,453,287
500	Prudential PLC	6.500%	6/29/49	A	471,656
6,000	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	5,893,668
3,000	XL Capital, Limited	6.500%	10/15/57	BBB	2,806,923

	Total Insurance				26,494,487

	Oil, Gas & Consumable Fuels – 0.9%

3,000	KN Capital Trust III	7.630%	4/15/28	B1	2,700,141

	Road & Rail – 0.8%

2,785	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	2,518,871

	Thrifts & Mortgage Finance – 0.7%

2,400	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	2,071,750

	Total Capital Preferred Securities (cost $151,558,237)				146,048,650

Shares	Description (1)				Value

	Investment Companies – 6.5% (4.2% of Total Investments)

97,685	Blackrock Preferred and Corporate Income Strategies Fund				$1,760,284
202,666	Blackrock Preferred Income Strategies Fund				3,577,055
45,645	Blackrock Preferred Opportunity Trust				943,482
241,169	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				4,394,099
213,385	Flaherty and Crumrine/Claymore Total Return Fund Inc.				3,968,961
188,671	John Hancock Preferred Income Fund III				3,803,607
24,126	John Hancock Preferred Income Fund II				531,496
19,342	John Hancock Preferred Income Fund				428,038

	Total Investment Companies (cost $21,551,921)				19,407,022

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 2.1% (1.4% of Total Investments)

$6,354	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $6,355,672, collateralized by $5,140,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $6,482,825	3.750%	10/01/07		$6,353,686

	Total Short-Term Investments (cost $6,353,686)				6,353,686

	Total Investments (cost $487,333,505) – 155.0%				464,833,365

	Other Assets Less Liabilities – 0.4%				1,017,914

	Preferred Shares, at Liquidation Value – (55.4)%				(166,000,000)

	Net Assets Applicable to Common Shares – 100%				$299,851,279

Interest Rate Swaps outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.255%	Monthly	2/06/08	$406,161
Citigroup Inc.	42,000,000	Receive	1-Month USD-LIBOR	3.815	Monthly	2/06/10	787,586

							$1,193,747

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s ”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Principal Amount rounds to less than $1,000.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $487,748,000.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$2,678,147
Depreciation	(25,592,782)

Net unrealized appreciation (depreciation) of investments	$(22,914,635)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.